Subsequent Events (Details) - 1 months ended Jul. 20, 2020 ₪ / shares in Units, € in Thousands, ₪ in Thousands	ILS (₪) ₪ / shares	EUR (€)	$ / shares shares
Israeli classified investors via private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			450,000
Price per share | $ / shares			$ 18.9
Proceeds from private placement | €		€ 8,200
Israeli classified investors via private placement [Member] | NIS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Price per share | $ / shares			$ 70.5
Proceeds from private placement | €		€ 31,700
Israeli Electricity Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Period of tariff	23 years	23 years
Period of tender	37 months	37 months
Israeli Electricity Authority [Member] | NIS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tariff price per kilowat | ₪ / shares	₪ 0.199
Performance guarantee | ₪	₪ 12,000